SUBSEQUENT EVENTS (Details 1) - Mast Hill Fund LP [Member]	12 Months Ended
Dec. 31, 2022 USD ($) $ / shares shares
Conversion Price Per Share | $ / shares	$ 0.001
Number Share issued upon converion | shares	41,900,000
Amount Converted | $	$ 41,900